Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Minimum Future Charter Revenues for the year ending
2016	$ 178,590
2017	147,211
2018	79,791
2019	24,273
2020	24,339
Thereafter	176,425
Total	$ 630,629